Investment properties (Details 3) - Level 3 [Member] ₪ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 ARS ($)
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis | ₪	[1]		₪ (1,556)			₪ (1,040)
Decreases in sensitivity analysis | ₪	[1]		₪ 1,864			1,193
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪			₪ 63
Increases in sensitivity analysis | ₪	[1]		3,037			1,772
Decreases in sensitivity analysis | ₪	[1]		(3,037)			(1,772)
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis | ₪	[1]		(1,322)			(759)
Decreases in sensitivity analysis | ₪	[1]		₪ 1,457			853
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪			₪ 87
Increases in sensitivity analysis | ₪	[1]		1,640			1,003
Decreases in sensitivity analysis | ₪	[1]		(1,640)			(1,003)
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis | ₪	[1]		(477)			(316)
Decreases in sensitivity analysis | ₪	[1]		₪ 538			377
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.75%	7.75%	7.75%
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪			₪ 31
Increases in sensitivity analysis | ₪	[1]		996			599
Decreases in sensitivity analysis | ₪	[1]		₪ (996)			(599)
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		6.25%	6.25%	6.25%
Increases in sensitivity analysis	[1]	$ (1,212)			$ (715)
Decreases in sensitivity analysis	[1]	1,269			765
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪			₪ 73
Increases in sensitivity analysis	[1]	2,654			1,497
Decreases in sensitivity analysis	[1]	$ (2,654)			(1,497)
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		8.50%	8.50%	8.50%
Increases in sensitivity analysis	[1]	$ (134)			(86)
Decreases in sensitivity analysis	[1]	141			91
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter) | ₪			₪ 33
Increases in sensitivity analysis	[1]	301			200
Decreases in sensitivity analysis	[1]	$ (301)			$ (200)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.79%	9.79%	9.79%
Increases in sensitivity analysis	[1]			$ (5,046)			$ (3,948)
Decreases in sensitivity analysis	[1]			$ 6,796			5,445
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Growth Rate [Member]
Disclosure of detailed information about investment property [line items]
Growth rate		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]			$ 3,104			2,464
Decreases in sensitivity analysis	[1]			(2,307)			(1,794)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Inflation [Member]
Disclosure of detailed information about investment property [line items]
Inflation	[2]
Increases in sensitivity analysis	[1]			4,035			2,684
Decreases in sensitivity analysis	[1]			(3,643)			(2,425)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Devaluation [Member]
Disclosure of detailed information about investment property [line items]
Devaluation rate	[2]
Increases in sensitivity analysis	[1]			(6,554)			(4,703)
Decreases in sensitivity analysis	[1]			9,831			7,054
Plot Of Land [Member] | ARGENTINA | Comparable With Incidence Adjustment [Member] | Weighted Average Rental Value [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)				9,200
Increases in sensitivity analysis	[1]			64			18
Decreases in sensitivity analysis	[1]			$ 65			(52)
Plot Of Land [Member] | ARGENTINA | Comparable With Incidence Adjustment [Member] | % of incidence [Member]
Disclosure of detailed information about investment property [line items]
Percentage of incidence		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]			$ 2,165			1,168
Decreases in sensitivity analysis	[1]			$ (2,167)			$ (1,202)
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis | ₪	[1]		₪ (377)			(437)
Decreases in sensitivity analysis | ₪	[1]		377			437
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average construction cost (per square meter) | ₪			5,787
Increases in sensitivity analysis | ₪	[1]
Decreases in sensitivity analysis | ₪	[1]
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		7.00%	7.00%	7.00%
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		9.00%	9.00%	9.00%

[1]	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 20% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.
[2]	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 19.51 (corresponding to the year ended June 30, 2018) and arriving at Ps. 49.05. In the long term, a nominal devaluation rate of 5.6% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.0% (corresponding to the year ended June 30, 2018) and stabilizes at 8% after 10 years. These premises were determined at the closing date of the fiscal year.